Derivative Instruments and Hedging Activities - Summary of Fair Value of Derivative Instruments Recorded in Combined Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative assets (liabilities), net	$ (18.4)	$ (24.6)	$ 6.2
Derivatives Designated as Hedging Instruments [Member] | Other [Member] | Other Current Assets [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets		0.0	0.1
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Caps [Member] | Other Assets [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	0.2	2.7	6.1
Not Designated as Hedging Instrument [Member] | Fuel Commodity Derivatives [Member] | Other Current Liabilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities	15.7	20.6	0.0
Not Designated as Hedging Instrument [Member] | Fuel Commodity Derivatives [Member] | Other Long-Term Liabilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities	$ 2.9	$ 6.7	$ 0.0